Other liabilities and provisions	9 Months Ended
Sep. 30, 2023
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	9/30/2023	12/31/2022

	(€ in thousands)
Accruals for vacation and overtime	352	294
Employee bonus	332	623
Liabilities from payroll	301	301
Accruals for compensation of Supervisory board	158	180
Liabilities from VAT	143	164
Management compensation	130	167
Accruals for commissions	55	21
Accruals for licenses	35	46
Customers with a credit balance	19	22
Others	157	171
Other liabilities	1,682	1,989

Accrual for warranty	430	358
Accruals for management compensation	201	192
Labour dispute	29	114
Provisions	660	664

Total	2,342	2,653

Non-current portion of variable compensation for 2023 and 2022 of kEUR 201 and kEUR 192, respectively, are included in non-current other liabilities and provisions.